Account Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Account Receivables, Net [Abstract]
Schedule of Account Receivables	Account receivables consisted of the following:
	December 31, 2023	December 31, 2022
Listing fee	$-	$-
Consultancy service	-	94,918
Less: allowance for doubtful accounts	-	(8,484)
Subtotal	-	86,434
Less: Accounts receivables, net- discontinued operations	-	(86,434)
Account receivables, net	$-	$-